Mercantile Funds, Inc.

Growth & Income Fund

Equity Income Fund

Equity Growth Fund

Capital Opportunities Fund

International Equity Fund

Diversified Real Estate Fund

Limited Maturity Bond Fund

Total Return Bond Fund

Maryland Tax-Exempt Bond Fund

Tax-Exempt Limited Maturity Bond Fund

National Tax-Exempt Bond Fund

Money Market Fund

Government Money Market Fund

Tax-Exempt Money Market Fund

(collectively, the “Funds”)

Supplement dated September 4, 2007

to the Institutional Prospectus

dated September 28, 2006

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Maryland Tax-Exempt Bond Fund

A.	The second bullet point of the sub-section entitled “Principal Investment Strategies” under the section entitled “Investment Summary” on page 47 is revised to read as follows:

•

The fund will generally purchase investment grade debt municipal obligations in the top four rating categories of credit quality and may invest up to 10% of its assets in below-investment grade securities, also known as high yield “junk” bonds.

B.	The last sentence of the first paragraph of the sub-section entitled “Principal Investment Strategies” of the section entitled “Investment Details” on page 50 is revised to read as follows:

The fund will generally purchase investment grade debt municipal obligations in the top four rating categories of credit quality. The fund may also invest up to 10% of its assets in below-investment grade securities, also known as high yield “junk” bonds

C.	The following bullet point of the sub-section entitled “Principal policies/limits” under the section entitled “Investment Details” on page 50 is removed:

•

Short-term municipal obligations purchased by the fund must have one of the two highest rankings of credit quality or will be unrated securities that the adviser has determined to be of comparable quality

D.	The following bullet point is to be added to the sub-section entitled “Principal policies/limits” under the section entitled “Investment Details” on page 50:

•	No more than 10% of assets in high yield “junk” bonds (generally rated below the BBB category)

E.	The following bullet point is to be added to the sub-section entitled “Principal Investment Risks” beginning on page 50:

High Yield “Junk” Bond Investment Risk Generally, below-investment grade securities, i.e. high yield “junk” bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities. In addition, there may be less of a market for such securities, which could make it harder to sell them at an acceptable price.

Tax-Exempt Limited Maturity Bond Fund

A.	The second bullet point of the sub-section entitled “Principal Investment Strategies” under the section entitled “Investment Summary” on page 52 is revised to read as follows:

•

The fund will generally purchase investment grade debt municipal obligations in the top four rating categories of credit quality and may invest up to 10% of its assets in below-investment grade securities, also known as high yield “junk” bonds.

B.	The second sentence of the first paragraph of the sub-section entitled “Principal Investment Strategies” of the section entitled “Investment Details” on page 55 is revised to read as follows:

The fund will generally purchase investment grade debt municipal obligations in the top four rating categories of credit quality. The fund may also invest up to 10% of its assets in below-investment grade securities, also known as high yield “junk” bonds.

C.	The following bullet point is to be added to the sub-section entitled “Principal policies/limits” under the section entitled “Investment Details” on page 55:

•	No more than 10% of assets in high yield “junk” bonds (generally rated below the BBB category)

D.	The following bullet point is to be added to the sub-section entitled “Principal Investment Risks” beginning on page 55:

High Yield “Junk” Bond Investment Risk Generally, below-investment grade securities, i.e. high yield “junk” bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities. In addition, there may be less of a market for such securities, which could make it harder to sell them at an acceptable price.

National Tax-Exempt Bond Fund

A.	The second bullet point of the sub-section entitled “Principal Investment Strategies” under the section entitled “Investment Summary” on page 57 is revised to read as follows:

•

The fund will generally purchase investment grade debt municipal obligations in the top four rating categories of credit quality and may invest up to 10% of its assets in below-investment grade securities, also known as high yield “junk” bonds.

B.	The second sentence of the first paragraph of the sub-section entitled “Principal Investment Strategies” of the section entitled “Investment Details” on page 60 is revised to read as follows:

The fund will generally purchase investment grade debt municipal obligations in the top four rating categories of credit quality. The fund may also invest up to 10% of its assets in below-investment grade securities, also known as high yield “junk” bonds.

C.	The following bullet point is to be added to the sub-section entitled “Principal policies/limits” under the section entitled “Investment Details” on page 60:

•	No more than 10% of assets in high yield “junk” bonds (generally rated below the BBB category)

D.	The following bullet point is to be added to the sub-section entitled “Principal Investment Risks” beginning on page 60:

High Yield “Junk” Bond Investment Risk Generally, below-investment grade securities, i.e. high yield “junk” bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities. In addition, there may be less of a market for such securities, which could make it harder to sell them at an acceptable price.

Mercantile Funds, Inc.

Growth & Income Fund

Equity Income Fund

Equity Growth Fund

Capital Opportunities Fund

International Equity Fund

Diversified Real Estate Fund

Limited Maturity Bond Fund

Total Return Bond Fund

Maryland Tax-Exempt Bond Fund

Tax-Exempt Limited Maturity Bond Fund

National Tax-Exempt Bond Fund

(collectively, the “Funds”)

Supplement dated September 4, 2007

to the Equity and Fixed Income Funds

Prospectus dated September 28, 2006

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Maryland Tax-Exempt Bond Fund

A.	The second bullet point of the sub-section entitled “Principal Investment Strategies” under the section entitled “Investment Summary” on page 47 is revised to read as follows:

•

The fund will generally purchase investment grade debt municipal obligations in the top four rating categories of credit quality and may invest up to 10% of its assets in below-investment grade securities, also known as high yield “junk” bonds.

B.	The last sentence of the first paragraph of the sub-section entitled “Principal Investment Strategies” of the section entitled “Investment Details” on page 50 is revised to read as follows:

The fund will generally purchase investment grade debt municipal obligations in the top four rating categories of credit quality. The fund may also invest up to 10% of its assets in below-investment grade securities, also known as high yield “junk” bonds.

C.	The following bullet point of the sub-section entitled “Principal policies/limits” under the section entitled “Investment Details” on page 50 is removed:

•

Short-term municipal obligations purchased by the fund must have one of the two highest rankings of credit quality or will be unrated securities that the adviser has determined to be of comparable quality

D.	The following bullet point is to be added to the sub-section entitled “Principal policies/limits” under the section entitled “Investment Details” on page 50:

•	No more than 10% of assets in high yield “junk” bonds (generally rated below the BBB category)

E.	The following bullet point is to be added to the sub-section entitled “Principal Investment Risks” beginning on page 50:

High Yield “Junk” Bond Investment Risk Generally, below-investment grade securities, i.e. high yield “junk” bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities. In addition, there may be less of a market for such securities, which could make it harder to sell them at an acceptable price.

Tax-Exempt Limited Maturity Bond Fund

A.	The second bullet point of the sub-section entitled “Principal Investment Strategies” under the section entitled “Investment Summary” on page 52 is revised to read as follows:

•

The fund will generally purchase investment grade debt municipal obligations in the top four rating categories of credit quality and may invest up to 10% of its assets in below-investment grade securities, also known as high yield “junk” bonds.

B.	The second sentence of the first paragraph of the sub-section entitled “Principal Investment Strategies” of the section entitled “Investment Details” on page 55 is revised to read as follows:

The fund will generally purchase investment grade debt municipal obligations in the top four rating categories of credit quality. The fund may also invest up to 10% of its assets in below-investment grade securities, also known as high yield “junk” bonds.

C.	The following bullet point is to be added to the sub-section entitled “Principal policies/limits” under the section entitled “Investment Details” on page 55:

•	No more than 10% of assets in junk bonds (generally rated below the BBB category)

D.	The following bullet point is to be added to the sub-section entitled “Principal Investment Risks” beginning on page 55:

High Yield “Junk” Bond Investment Risk Generally, below-investment grade securities, i.e. high yield “junk” bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities. In addition, there may be less of a market for such securities, which could make it harder to sell them at an acceptable price.

National Tax-Exempt Bond Fund

A.	The second bullet point of the sub-section entitled “Principal Investment Strategies” under the section entitled “Investment Summary” on page 57 is revised to read as follows:

•

The fund will generally purchase investment grade debt municipal obligations in the top four rating categories of credit quality and may invest up to 10% of its assets in below-investment grade securities, also known as high yield “junk” bonds.

B.	The second sentence of the first paragraph of the sub-section entitled “Principal Investment Strategies” of the section entitled “Investment Details” on page 60 is revised to read as follows:

The fund will generally purchase investment grade debt municipal obligations in the top four rating categories of credit quality. The fund may also invest up to 10% of its assets in below-investment grade securities, also known as high yield “junk” bonds.

C.	The following bullet point is to be added to the sub-section entitled “Principal policies/limits” under the section entitled “Investment Details” on page 60:

•	No more than 10% of assets in junk bonds (generally rated below the BBB category)

D.	The following bullet point is to be added to the sub-section entitled “Principal Investment Risks” beginning on page 60:

High Yield “Junk” Bond Investment Risk Generally, below-investment grade securities, i.e. high yield “junk” bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities. In addition, there may be less of a market for such securities, which could make it harder to sell them at an acceptable price.

Mercantile Funds, Inc.

Growth & Income Fund

Equity Income Fund

Equity Growth Fund

Capital Opportunities Fund

International Equity Fund

Diversified Real Estate Fund

Limited Maturity Bond Fund

Total Return Bond Fund

Maryland Tax-Exempt Bond Fund

Tax-Exempt Limited Maturity Bond Fund

National Tax-Exempt Bond Fund

Prime Money Market Fund

Government Money Market Fund

Tax-Exempt Money Market Fund

(collectively, the “Funds”)

Supplement dated September 4, 2007

to the Mercantile Funds, Inc.

Statement of Additional Information (“SAI”) dated September 28, 2006

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI. IT SHOULD BE READ IN CONJUNCTION WITH THE SAI.

1. The following sentence is hereby removed from the first paragraph of the sub-section entitled “Municipal Obligations” under the section entitled “Investment Policies and Risks”:

Although no Tax-Exempt Fund presently intends to do so on a regular basis, each Tax-Exempt Fund may invest 25% or more of its total assets in industrial development bonds issued before August 7, 1986 that are not subject to the federal alternative minimum tax, and in municipal obligations the interest on which is paid solely from revenues of similar projects.

2. The following language is hereby removed from the first paragraph of the sub-section entitled “Variable and Floating Rate Instruments” under the section entitled “Investment Policies and Risks”:

The Tax-Exempt Money Market Fund may invest in variable rate demand notes rated at the time of purchase within the highest rating category assigned by one or more Rating Agencies.

3. The following language is hereby removed from the fifth paragraph of the sub-section entitled “Government Obligations and Money Market Instruments” under the section entitled “Investment Policies and Risks”:

The Tax-Exempt Money Market Fund may invest in tax-exempt commercial paper rated at the time of purchase within the highest rating category assigned by one or more Rating Agencies.